CURRENT AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2018
CURRENT AND DEFERRED INCOME TAXES
CURRENT AND DEFERRED INCOME TAXES

NOTE 9 - CURRENT AND DEFERRED INCOME TAXES

9.1          Tax Reform

On September 29, 2014, the Official Daily Newspaper published Law N°20,780 that amends the Chilean tax regime, with the main following changes:

•

It establishes a new system of semi-integrated taxation, which can be used as an alternative to the integrated regime of attributed income. Taxpayers may opt freely to any of the two to pay their taxes. In the case of Embotelladora Andina S.A. by a general rule established by law the semi-integrated taxation system applies, which was ratified by the Shareholders’ Meeting.

•

The semi-integrated system establishes the gradual increase in the first category tax rate for the business years 2014, 2015, 2016, 2017 and 2018 onwards, increasing to 21%,  22.5%,  24%,  25.5% and 27% respectively.

9.2          Current tax assets

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
Tax credits (*)	2,532,056	—
Total	2,532,056	—

(*)  Tax credits correspond to income tax credits on training expenses, purchase of Property, plant and equipment, and donations.

9.3   Current tax liabilities

Current tax payable are detailed as follows:

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
Income tax expense	9,338,612	3,184,965
Total	9,338,612	3,184,965

9.4          Income tax expense

The current and deferred income tax expenses are detailed as follows:

Item	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Current income tax expense	38,313,980	40,183,261	35,902,002
Current tax adjustment previous period	312,403	137,455	534,392
Withholding tax expense foreign subsidiaries	7,364,213	6,730,031	7,645,218
Other current tax expense (income)	474,105	(5,733)	92,008
Current income tax expense	46,464,701	47,045,014	44,173,620
Income (expense) for the creation and reversal of current tax difference (*)	9,100,154	4,752,620	4,633,473
Expense (income) for deferred taxes	9,100,154	4,752,620	4,633,473
Total income tax expense	55,564,855	51,797,634	48,807,093

(*)   It includes the effects for the adoption of IAS 29.

9.5          Deferred income taxes

The net cumulative balances of temporary differences that give rise to deferred tax assets and liabilities are detailed as follows:

	12.31.2018		12.31.2017
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	5,420,447	46,181,359	5,978,377	47,179,903
Obsolescence provision	910,076	112,359	2,215,341	200,979
Employee benefits	5,169,161	131,829	5,391,796	—
Post-employment benefits	90,941	1,014,354	61,155	1,020,522
Tax loss carried-forwards (1)	9,137,392	—	10,056,534	—
Tax Goodwill Brazil	18,836,838	—	23,195,957	—
Contingency provision	26,796,262	—	31,177,351	—
Foreign exchange differences (2)	13,083,953	—	7,631,498	—
Allowance for doubtful accounts	1,262,977	—	1,155,542	—
Coca-Cola incentives (Argentina)	352,061	—	451,790	—
Assets and liabilities for placement of bonds	—	1,327,727	—	1,297,000
Lease liabilities	1,328,320	—	1,083,010	—
Inventories	347,470	—	350,746	—
Distribution rights	—	173,273,994	—	163,850,599
Others		5,940,224	3,729,093	920,772
Subtotal	82,735,898	227,981,846	92,478,190	214,469,775
Total Assets and net liabilities	—	145,245,948	3,212,981	125,204,566
(1)	Tax losses mainly associated with the subsidiary Embotelladora Andina Chile S.A. In Chile tax losses have no expiration date
(2)

Corresponds to differed taxes for exchange rate differences generated on the translation of debt expressed in foreign currency in the subsidiary Rio de Janeiro Refrescos Ltda. and which for tax purposes are recognized in Brazil when incurred. This item also includes the effects of the differences generated in the appraisal of forward contracts.

9.6          Deferred tax liability movement

The movement in deferred income tax accounts is as follows:

Item	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Opening Balance	121,991,585	125,608,802	130,201,701
Increase (decrease) in deferred tax	11,303,016	(3,417,011)	(6,409,481)
Increase (decrease) due to foreign currency translation (*)	11,951,347	(200,206)	1,816,582
Movements	23,254,363	(3,617,217)	(4,592,899)
Ending balance	145,245,948	121,991,585	125,608,802

(*)   It includes the effects for the adoption of IAS 29.

9.7          Distribution of domestic and foreign tax expense

The composition of domestic and foreign tax expense is detailed as follows:

Income tax	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Current income taxes
Foreign	(24,442,984)	(30,258,395)	(24,752,106)
Domestic	(22,021,717)	(16,786,619)	(19,421,514)
Current income tax expense	(46,464,701)	(47,045,014)	(44,173,620)

Deferred income taxes
Foreign	(9,121,332)	(4,667,982)	(4,291,287)
Domestic	21,178	(84,638)	(342,186)
Deferred income tax expense	(9,100,154)	(4,752,620)	(4,633,473)
Income tax expense	(55,564,855)	(51,797,634)	(48,807,093)

9.8          Reconciliation of effective rate

Below is the reconciliation between the effective tax rate and the statutory rate:

Reconciliation of effective rate	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Net income before taxes	153,606,681	170,798,359	140,856,204
Tax expense at legal rate (27.0%)	(41,544,270)	—	—
Tax expense at legal rate (25.5%)	—	(43,553,581)	(33,805,489)
Effect of a different tax rate in other jurisdictions	967,671	(4,971,103)	(9,214,270)

Permanent differences:
Non-taxable revenues	12,752,599	9,645,068	6,068,410
Non-deductible expenses	(11,141,237)	(4,020,729)	(419,761)
Tax effect on excess tax provision prior periods	(295,632)	125,021	86,731
Effect of tax restatement Chilean companies	2,566,163	(1,465,753)	(1,875,343)
Foreign subsidiaries tax withholding expense and other legal tax debits and credits	(18,870,149)	(7,556,557)	(9,647,371)
Adjustments to tax expense	(14,988,256)	(3,272,950)	(5,787,334)

Tax expense at effective rate	(55,564,855)	(51,797,634)	(48,807,093)
Effective rate	36.2%	30.6%	34.7%

Below are the income tax rates applicable in each jurisdiction where the Company operates:

	Rate
Country	2018	2017	2016
Chile	27.0%	25.5%	24.0%
Brazil	34.0%	34.0%	34.0%
Argentina	30.0%	35.0%	35.0%
Paraguay	10.0%	10.0%	10.0%